Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Commitments [Abstract]
Schedule of Maturity Analysis of Operating Lease Payments
	Year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Within one year	3,530	4,618	97